Property and Equipment	12 Months Ended
Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Abstract]
Property and Equipment
11.	PROPERTY AND EQUIPMENT

For the year ended December 31, 2017:

	Revenue- Producing Assets $000’s	Furniture and Fixtures $000’s	Computer Equipment $000’s	Building $000’s	Total $000’s
Cost
Balance – January 1, 2017	84	9,356	18,627	21,605	49,672
Additions	—	2,724	8,273	—	10,997
Disposals	(84)	(571)	(1,251)	—	(1,906)
Translation	—	988	506	2,323	3,817
Balance – December 31, 2017	—	12,497	26,155	23,928	62,580

Accumulated depreciation
Balance – January 1, 2017	24	2,017	5,239	1,592	8,872
Depreciation	—	3,198	4,764	963	8,925
Disposals	(24)	(301)	(860)	—	(1,185)
Translation	—	410	259	462	1,131
Balance – December 31, 2017	—	5,324	9,402	3,017	17,743

Net carrying amount
At January 1, 2017	60	7,339	13,388	20,013	40,800
At December 31 2017	—	7,173	16,753	20,911	44,837

For the year ended December 31, 2016:

	Revenue- Producing Assets $000’s	Furniture and Fixtures $000’s	Computer Equipment $000’s	Building $000’s	Total $000’s
Cost
Balance – January 1, 2016	117	11,099	14,589	26,351	52,156
Additions	3	1,536	5,267	—	6,806
Disposals	(40)	(2,762)	(965)	—	(3,767)
Translation	4	(517)	(264)	(4,746)	(5,523)
Balance – December 31, 2016	84	9,356	18,627	21,605	49,672

Accumulated depreciation
Balance – January 1, 2016	29	1,536	2,143	1,356	5,064
Depreciation	16	3,023	4,144	998	8,181
Disposals	(22)	(1,971)	(742)	—	(2,735)
Translation	1	(571)	(306)	(762)	(1,638)
Balance – December 31, 2016	24	2,017	5,239	1,592	8,872

Net carrying amount
At January 1, 2016	88	9,563	12,446	24,995	47,092
At December 31 2016	60	7,339	13,388	20,013	40,800